Financial Instruments	9 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Financial Instruments
Financial Instruments

a.	Fair Value Measurements
For a description of how the Company estimates fair value and for a description of the fair value hierarchy levels, see Note 10 in the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2016.
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Company’s financial instruments that are not accounted for at fair value on a recurring basis.

		September 30, 2017		December 31, 2016
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	Level 1	556,194	556,194	805,567	805,567
Derivative instruments (note 14)
Interest rate swap agreements – assets(1)	Level 2	3,100	3,100	7,943	7,943
Interest rate swap agreements – liabilities(1)	Level 2	(86,493)	(86,493)	(302,935)	(302,935)
Cross currency interest swap agreement(1)	Level 2	(41,268)	(41,268)	(237,165)	(237,165)
Foreign currency contracts	Level 2	537	537	(2,993)	(2,993)
Stock purchase warrants	Level 3	32,135	32,135	575	575
Time-charter swap agreement	Level 3	—	—	208	208
Freight forward agreements	Level 1	(79)	(79)	—	—
Non-recurring
Vessels and equipment	Level 3	130,200	130,200	11,300	11,300
Vessels held for sale	Level 2	6,400	6,400	61,282	61,282
Vessels under capital leases	Level 3	52,914	52,914	—	—
Long-term investments	Level 2	—	—	6,000	6,000
Other
Loans to equity-accounted investees and joint venture partners – Current	(2)	165,118	(2)	11,821	(2)
Loans to equity-accounted investees and joint venture partners – Long-term	(2)	145,804	(2)	292,209	(2)
Long-term receivable included in accounts receivable and other assets(3)	Level 3	5,028	5,004	10,985	10,944
Long-term debt – public (note 8)	Level 1	(974,349)	(996,360)	(1,503,472)	(1,409,996)
Long-term debt – non-public (note 8)	Level 2	(2,374,163)	(2,334,229)	(5,136,074)	(5,009,900)
Obligations related to capital leases, including current portion	Level 2	(150,956)	(150,671)	—	—

(1)
The fair value of the Company's interest rate swap and cross currency swap agreements at September 30, 2017 includes $3.0 million (December 31, 2016 - $15.8 million) accrued interest expense which is recorded in accrued liabilities on the unaudited consolidated balance sheets.

(2)
In the unaudited interim consolidated financial statements, the Company’s loans to and equity investments in equity-accounted investees form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. The fair value of the individual components of such aggregate interests is not determinable.

(3)
As at September 30, 2017, the estimated fair value of the non-interest bearing receivable from Royal Dutch Shell plc (or Shell) is based on the remaining future fixed payments as well as an estimated discount rate. The estimated fair value of this receivable as of September 30, 2017 was $5.0 million (December 31, 2016 – $10.9 million) using a discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from Shell, the discount rate is based on unsecured debt instruments of similar maturity held by the Company, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Time-charter swap agreement - Changes in fair value during the three and nine months ended September 30, 2017 for Teekay Tankers' time-charter swap agreement, which is described in Note 14 below and was measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

Nine Months Ended September 30, 2017
$
Fair value asset - beginning of the period	875
Settlements	(1,106)
Realized and unrealized gain	231
Fair value asset - at the end of the period	—

The estimated fair value of the time-charter swap agreement was based in part upon the Company’s projection of future Aframax spot market tanker rates, which were derived from current Aframax spot market tanker rates and estimated future rates, as well as an estimated discount rate. The time-charter swap agreement ended on April 30, 2017.
Stock purchase warrants - As at September 30, 2017, Teekay held 14.5 million Brookfield Transaction Warrants (see Note 3). The Brookfield Transaction Warrants allow the holders to acquire one common unit of Teekay Offshore for each Brookfield Transaction Warrant for an exercise price of $0.01 per common unit, which warrants become exercisable when Teekay Offshore's common unit volume-weighted average price is equal to or greater than $4.00 per common unit for 10 consecutive trading days until September 25, 2024. The fair value of the Brookfield Transaction Warrants was $34.7 million and $30.5 million on September 25, and September 30, 2017, respectively.

As of September 30, 2017, in addition to the Brookfield Transaction Warrants, Teekay held a total of 1,755,000 warrants to purchase common units of Teekay Offshore that were issued in connection with Teekay Offshore's private placement of Series D Preferred Units in June 2016 (or the Series D Warrants) with an exercise price of $4.55, which have a seven-year term and are exercisable any time after six months following their issuance date. The Series D Warrants will be net settled in either cash or common units at Teekay Offshore’s option. The fair value of the Series D Warrants was $1.9 million and $1.6 million on September 25, and September 30, 2017, respectively.

The estimated fair value of the Brookfield Transaction Warrants and the Series D Warrants was determined using a Black-Scholes pricing model and is based, in part, on the historical price of common units of Teekay Offshore, the risk-free rate, vesting conditions and the historical volatility of Teekay Offshore. The estimated fair value of these Brookfield Transaction Warrants and Series D Warrants as of September 30, 2017 was based on the historical volatility of Teekay Offshore's common units of 84.2%. A higher or lower volatility would result in a higher or lower fair value of this derivative asset.
During January 2014, the Company received from TIL stock purchase warrants entitling it to purchase up to 1.5 million shares of common stock of TIL (see Note 14). In May 2017, Teekay Tankers entered into the Merger Agreement with TIL. Under the terms of the Merger Agreement, warrants to purchase or acquire shares of common stock of TIL that have not been exercised as of the effective time of the merger, will be cancelled. As a result, no value is recorded for this warrant in the Company's balance sheet at September 30, 2017.
Changes in fair value during the three and nine months ended September 30, 2017 and 2016 for the Company’s Brookfield Transaction Warrants, Series D Warrants and the TIL stock purchase warrants, which are described above and were measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	$	$	$	$
Fair value at the beginning of the period	—	1,833	575	10,328
Fair value on issuance	36,596	—	36,596	—
Unrealized loss included in earnings	(4,461)	(399)	(5,036)	(8,894)
Fair value at the end of the period	32,135	1,434	32,135	1,434

Vessels and equipment – In September 2017, the Company determined that two FPSO units, the Petrojarl Foinaven FPSO and the Petrojarl Banff FPSO, were impaired and wrote down the carrying values of the units to their estimated fair values, which in aggregate was approximately $113 million (see note 7a). The Company has determined the discounted cash flows using the current projected time charter rates and costs, discounted at an estimated market participant rate of 10%.  For both units, the Company has included the existing contracted time charter rates and operating costs as well as projected future use on another field.  The projected future use of each of the FPSO units takes into consideration the Company’s estimated upgrade costs and projected time charter rates that could be contracted in future periods. In establishing these estimates, the Company has considered current discussions with potential customers, available information regarding field expansions and historical experience redeploying FPSO units.

b.	Financing Receivables
The following table contains a summary of the Company’s financing receivables by type of borrower and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	September 30, 2017	December 31, 2016
			$	$
Direct financing leases	Payment activity	Performing	633,805	660,594
Other loan receivables
Loans to equity-accounted investees and joint venture partners	Other internal metrics	Performing	310,922	304,030
Long-term receivable included in other assets	Payment activity	Performing	11,577	17,712
			956,304	982,336